Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (1,877,417)	$ (2,202,001)	$ (9,607,134)	$ (14,108,343)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option and warrants issued for services	42,217	246,736	4,307,594	7,809,893
(Gain) loss on derivative valuation		173,993	(2,037,325)	749,166
Derivative attachment to preferred stock			110,990
Loss on settlement of debt	11,148		23,133
Loss on settlement of license			164,667
Stock issued for services	8,201	27,651	497,429	1,201,602
Depreciation and amortization	598,697	630,489	2,541,961	1,209,769
Amortization of debt discount	20,917		37,306
Changes in operating assets and liabilities:
Accounts receivable and billings in excess	(782,626)	(213,965)	(2,528,555)	32,800
Inventory	(103,897)	235,988	251,903	(347,174)
Construction in progress	(1,000)		(401,886)
Prepaid expenses and deposits	161,620	45,069	303,819	(355,989)
Accrued dividends payable		37,098	(240,921)	54,155
Accounts payable and accrued expenses-	462,718	(183,498)	1,048,163	(391,958)
Net Cash Used in Continuing Operating Activities	(1,459,422)	(1,276,636)	(5,528,856)	(4,146,079)
INVESTING ACTIVITIES
Acquisition of subsidiaries				(1,185,392)
Purchase of license				(100,000)
Purchase of property and equipment			(10,188)	(135,360)
Net Cash Used in Investing Activities			(10,188)	(1,420,752)
FINANCING ACTIVITIES
Proceeds from warrants exercised	281,450		91,950
Proceeds from related party loans	290,000		1,605,000	22,096
Proceeds from preferred stock		846,000	3,598,388	2,000,000
Acquisition of subsidiary				1,800,978
Proceeds from line of credit	1,500,000
Proceeds from notes payable			1,208,008
Repayment of notes payable	(62,554)	(28,496)	(825,787)	(1,629,231)
Repayment of related party loans	(750,000)	(11,059)	(6,614)
Net Cash Provided by Financing Activities	1,258,896	806,455	5,670,945	2,193,843
NET INCREASE (DECREASE) IN CASH	(200,526)	(470,181)	131,901	(3,372,988)
CASH AT BEGINNING OF PERIOD	659,009	527,108	527,108	3,900,096
CASH AT END OF PERIOD	458,483	56,927	659,009	527,108
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for Interest	30,518	7,108	83,625	49,324
NON CASH FINANCING ACTIVITIES:
Common stock issued upon conversion of debt	152,165		1,441,180
Common stock issued upon conversion of preferred stock	16,011		708
Common stock issued for debt discount	24,500
Common stock issued for line of credit	100,000
Common stock cancelled for technology			(253,917)
Common stock issued for acquisition of subsidiary				7,537,817
Common stock issued for license				177,000
Common stock cancelled for subscription			(2,632,192)
Common stock cancelled			(84)
Cashless exercise of warrants			147
Initial debt discounts on notes payable			71,172
Interest reclassification to notes payable			7,853
Preferred dividends declared			545,020
Warrant vesting recognized as a prepaid expense			513,294
Warrants exercised for accrued wages			36,660
Shares issued for construction in progress costs			$ 486,650